ESTIMATION OF FAIR VALUE - Measurements of fair value of liabilities on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 264,769,577	$ 327,432,278
Recurring fair value measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,761,174	1,105,723
Recurring fair value measurement [member] | Trading derivatives [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,757,606	1,049,910
Recurring fair value measurement [member] | Trading derivatives [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	885,933	659,871
Recurring fair value measurement [member] | Trading derivatives [member] | Bond forward [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	5,248	3,014
Recurring fair value measurement [member] | Trading derivatives [member] | Index futures | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		4,972
Recurring fair value measurement [member] | Trading derivatives [member] | Interest rate futures contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,107
Recurring fair value measurement [member] | Trading derivatives [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	608,288	230,862
Recurring fair value measurement [member] | Trading derivatives [member] | Currency swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	112,600	72,044
Recurring fair value measurement [member] | Trading derivatives [member] | Currency Options [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	143,430	79,147
Recurring fair value measurement [member] | Hedging instruments [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	3,568	55,813
Recurring fair value measurement [member] | Hedging instruments [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,553	33,160
Recurring fair value measurement [member] | Hedging instruments [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,015	22,653
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,107	4,972
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Trading derivatives [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,107	4,972
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Trading derivatives [member] | Index futures | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		4,972
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Trading derivatives [member] | Interest rate futures contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,107
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,759,067	1,100,751
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,755,499	1,044,938
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	885,933	659,871
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Bond forward [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	5,248	3,014
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	608,288	230,862
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Currency swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	112,600	72,044
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Currency Options [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	143,430	79,147
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Hedging instruments [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	3,568	55,813
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Hedging instruments [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,553	33,160
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Hedging instruments [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 2,015	$ 22,653